UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	July 31, 2019

QS

Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Asset Allocation Funds

QS Asset Allocation Funds (“Asset Allocation Funds”) consists of four separate investment Funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds and exchange-traded funds (“ETFs”), and is managed as an asset allocation program.

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Asset Allocation Funds for the six-month reporting period ended July 31, 2019. Please read on for performance information for each Fund during the Funds’ reporting period.

Special shareholder notice

Effective August 30, 2019, Thomas Picciochi, CAIA, and Lisa Wang, CFA and CPA, each employed by QS Investors, LLC (“QS Investors” or the “subadviser”), are the portfolio managers of QS Asset Allocation Funds. QS Investors, LLC utilizes a team management approach headed by Mr. Picciochi and Ms. Wang to manage the assets of each Fund. Mr. Picciochi has served as a portfolio manager of each Fund since 2014 and Ms. Wang has been a portfolio manager for each Fund since August 2019. For more information, please see the Funds’ prospectus dated June 1, 2019.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 30, 2019

II	QS Asset Allocation Funds

Performance review

QS Growth Fund

QS Growth Fund seeks capital appreciation. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and exchange traded funds (“ETFs”) managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”).

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed-income class (fixed-income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2019, Class A shares of QS Growth Fund, excluding sales charges, returned 5.21%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Indexi and the Russell 3000 Indexii, and the Growth Composite Benchmarkiii, returned 5.23%, 10.95% and 8.26%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Averageiv returned 7.34% over the same time frame.

Performance Snapshot as of July 31, 2019 (unaudited)
(excluding sales charges)	6 months
QS Growth Fund:
Class A	5.21%
Class C	4.75%
Class R	5.04%
Class I	5.30%
Bloomberg Barclays U.S. Aggregate Index	5.23%
Russell 3000 Index	10.95%
Growth Composite Benchmark	8.26%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	7.34%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.28%, 1.96%, 2.18% and 0.99%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Asset Allocation Funds	III

Performance review (cont’d)

QS Moderate Growth Fund

QS Moderate Growth Fund seeks long-term growth of capital. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”).

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed-income class (fixed-income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2019, Class A shares of QS Moderate Growth Fund, excluding sales charges, returned 5.21%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Index, and the Moderate Growth Composite Benchmarkv, returned 5.23%, 10.95% and 7.96%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Averagevi returned 7.05% over the same time frame.

Performance Snapshot as of July 31, 2019 (unaudited)
(excluding sales charges)	6 months
QS Moderate Growth Fund:
Class A	5.21%
Class C	4.77%
Class R	5.07%
Class I	5.33%
Bloomberg Barclays U.S. Aggregate Index	5.23%
Russell 3000 Index	10.95%
Moderate Growth Composite Benchmark	7.96%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average	7.05%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.23%, 1.91%, 1.90% and 0.95%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

IV	QS Asset Allocation Funds

QS Conservative Growth Fund

QS Conservative Growth Fund seeks balance of growth of capital and income. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”).

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed-income class (fixed-income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2019, Class A shares of QS Conservative Growth Fund, excluding sales charges, returned 5.24%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 1000 Indexvii, and the Conservative Growth Composite Benchmarkviii, returned 5.23%, 11.36% and 7.23%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Averageix returned 6.45% over the same time frame.

Performance Snapshot as of July 31, 2019 (unaudited)
(excluding sales charges)	6 months
QS Conservative Growth Fund:
Class A	5.24%
Class C	4.85%
Class R	5.07%
Class I	5.34%
Bloomberg Barclays U.S. Aggregate Index	5.23%
Russell 1000 Index	11.36%
Conservative Growth Composite Benchmark	7.23%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average	6.45%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.17%, 1.90%, 2.00% and 0.94%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Asset Allocation Funds	V

Performance review (cont’d)

QS Defensive Growth Fund

QS Defensive Growth Fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”).

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed-income class (fixed-income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2019, Class A shares of QS Defensive Growth Fund, excluding sales charges, returned 5.05%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 1000 Index, and the Defensive Growth Composite Benchmarkx, returned 5.23%, 11.36% and 6.51%, respectively, over the same period. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Averagexi returned 5.32% for the same time frame.

Performance Snapshot as of July 31, 2019 (unaudited)
(excluding sales charges)	6 months
QS Defensive Growth Fund:
Class A	5.05%
Class C	4.61%
Class C1[1]	4.69%
Class R	4.86%
Class I	5.14%
Bloomberg Barclays U.S. Aggregate Index	5.23%
Russell 1000 Index	11.36%
Defensive Growth Composite Benchmark	6.51%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average	5.32%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.21%, 1.93%, 1.68%, 2.04% and 0.97%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

VI	QS Asset Allocation Funds

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 30, 2019

RISKS: Equity securities are subject to market and price fluctuations. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. International investments are subject to certain risks of overseas investing including currency fluctuations, social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than an investment in larger, more established companies. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher-rated, investment grade bonds. Each Fund, as a non-diversified fund, is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund which may magnify the Fund’s losses from events affecting a particular issuer.

Each Fund is a fund of funds — it invests primarily in other funds — and is subject to the risks of the underlying funds in which it invests. There are additional risks and other expenses associated with investing in other mutual funds and exchange-traded funds (“ETFs”), rather than directly in portfolio securities. In addition to the Funds operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds in which each Fund invests. The Funds pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Fund indirectly bears its pro rata share of the fees and expenses incurred by the underlying funds it invests in, including management fees and other expenses. These expenses are in addition to the expenses that each Fund bears directly in connection with its own operation. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Also, the portfolio managers may invest in underlying funds that have a limited performance history.

Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Please see each Fund’s prospectus for a more complete discussion of these and other risks and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

QS Asset Allocation Funds	VII

Performance review (cont’d)

[i]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iii

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

iv

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 154 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[v]

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

vi

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 471 funds in the Fund’s Lipper category, and excluding sales charges, if any.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

viii

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

ix

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 606 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[x]

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xi

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 330 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VIII	QS Asset Allocation Funds

Funds at a glance (unaudited)

QS Growth Fund Breakdown† as of — July 31, 2019

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.4 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy
9.1 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Consumer Staples Financials Communication Services Health Care
8.1 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Communication Services Materials
7.1 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Communication Services Health Care Industrials
6.6 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Communication Services Industrials
6.3 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Industrials Information Technology Health Care Consumer Discretionary
6.0 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds Financials Information Technology Consumer Discretionary
5.4 Legg Mason Global Asset Management Trust — QS Interna- tional Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Consumer Staples Health Care
5.0 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Industrials Consumer Discretionary Financials Health Care
4.8 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Industrials Information Technology Financials Consumer Discretionary Health Care
4.3 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Industrials
3.3 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Health Care Information Technology Industrials Consumer Discretionary
2.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Communication Services Health Care Information Technology Energy Industrials
2.6 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Communication Services Materials Financials
2.5 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Consumer Discretionary Energy
2.3 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations
2.2 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Materials Information Technology Financials
2.0 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Asset-Backed Securities Sovereign Bonds Communication Services U.S. Government & Agency Obligations

QS Asset Allocation Funds 2019 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

QS Growth Fund Breakdown† as of — July 31, 2019

% of Total Long-Term Investments	Top 5 Sectors
2.0 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
1.4 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Utilities Industrials Energy Real Estate
0.9 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations
0.8 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples
0.0‡ Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds

†	Subject to change at any time.

‡	Represents less than 0.1%.

2	QS Asset Allocation Funds 2019 Semi-Annual Report

QS Moderate Growth Fund Breakdown† as of — July 31, 2019

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.6 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy
9.1 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Consumer Staples Financials Communication Services Health Care
6.8 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Communication Services Health Care Industrials
6.3 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds
6.3 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Communication Services Materials
6.0 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds Financials Information Technology Consumer Discretionary
5.8 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Communication Services Industrials
5.2 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Communication Services Materials Financials
4.3 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Industrials Information Technology Health Care Consumer Discretionary
3.9 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Industrials
3.7 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Industrials Information Technology Financials Consumer Discretionary Health Care
3.1 Legg Mason Global Asset Management Trust — QS Interna- tional Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Consumer Staples Health Care
2.9 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Health Care Information Technology Industrials Consumer Discretionary
2.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Communication Services Health Care Information Technology Energy Industrials
2.6 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
2.4 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Industrials Consumer Discretionary Financials Health Care
2.3 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations
2.2 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Materials Information Technology Financials

QS Asset Allocation Funds 2019 Semi-Annual Report	3

Funds at a glance (unaudited) (cont’d)

QS Moderate Growth Fund Breakdown† as of — July 31, 2019

% of Total Long-Term Investments	Top 5 Sectors
2.1 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations
2.1 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Asset-Backed Securities Sovereign Bonds Communication Services U.S. Government & Agency Obligations
2.0 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
1.9 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples
1.4 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Consumer Discretionary Energy
1.3 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Utilities Industrials Energy Real Estate

†	Subject to change at any time.

4	QS Asset Allocation Funds 2019 Semi-Annual Report

QS Conservative Growth Fund Breakdown† as of — July 31, 2019

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
13.9 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds
9.9 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
9.0 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Consumer Staples Financials Communication Services Health Care
6.9 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy
6.6 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Communication Services Industrials
6.0 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds Financials Information Technology Consumer Discretionary
5.8 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Communication Services Health Care Industrials
5.6 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Communication Services Materials Financials
4.1 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Industrials
3.7 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Communication Services Materials
2.9 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
2.7 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Health Care Information Technology Industrials Consumer Discretionary
2.5 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Industrials Information Technology Health Care Consumer Discretionary
2.5 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Industrials Information Technology Financials Consumer Discretionary Health Care
2.3 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations
2.2 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations
2.2 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Materials Information Technology Financials

QS Asset Allocation Funds 2019 Semi-Annual Report	5

Funds at a glance (unaudited) (cont’d)

QS Conservative Growth Fund Breakdown† as of — July 31, 2019

% of Total Long-Term Investments	Top 5 Sectors
2.1 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Asset-Backed Securities Sovereign Bonds Communication Services U.S. Government & Agency Obligations
2.0 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
1.9 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Communication Services Health Care Information Technology Energy Industrials
1.9 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Industrials Consumer Discretionary Financials Health Care
1.9 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples
1.3 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Utilities Industrials Energy Real Estate
0.1 Legg Mason Global Asset Management Trust — QS Interna- tional Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Consumer Staples Health Care
0.0‡ Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Consumer Discretionary Energy

†	Subject to change at any time.
‡	Represents less than 0.1%.

6	QS Asset Allocation Funds 2019 Semi-Annual Report

QS Defensive Growth Fund Breakdown† as of — July 31, 2019

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
22.8 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds
20.9 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
7.9 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
7.2 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Consumer Staples Financials Communication Services Health Care
6.8 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Communication Services Materials Financials
6.1 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	U.S. Treasury Inflation Protected Securities Investments in Underlying Funds Financials Information Technology Consumer Discretionary
5.5 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Communication Services Industrials
3.8 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Industrials
3.2 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Communication Services Health Care Industrials
2.3 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations
2.1 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Materials Information Technology Financials
2.1 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Asset-Backed Securities Sovereign Bonds Communication Services U.S. Government & Agency Obligations
2.0 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations U.S. Treasury Inflation Protected Securities
1.3 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Utilities Industrials Energy Real Estate
1.3 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Health Care Information Technology Industrials Consumer Discretionary
1.2 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Financials Information Technology Consumer Discretionary Communication Services Materials
1.1 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples

QS Asset Allocation Funds 2019 Semi-Annual Report	7

Funds at a glance (unaudited) (cont’d)

QS Defensive Growth Fund Breakdown† as of — July 31, 2019

% of Total Long-Term Investments	Top 5 Sectors
1.1 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Industrials Information Technology Financials Consumer Discretionary Health Care
1.1 Legg Mason Global Asset Management Trust — Brandywine- GLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy
0.1 Legg Mason Global Asset Management Trust — QS Interna- tional Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Consumer Staples Health Care
0.1 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Consumer Discretionary Energy

†	Subject to change at any time.

8	QS Asset Allocation Funds 2019 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2019 and held for the six months ended July 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.21%	$1,000.00	$1,052.10	0.48%	$2.44	Class A	5.00%	$1,000.00	$1,022.41	0.48%	$2.41
Class C	4.75	1,000.00	1,047.50	1.20	6.09	Class C	5.00	1,000.00	1,018.84	1.20	6.01
Class R	5.04	1,000.00	1,050.40	0.80	4.07	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	5.30	1,000.00	1,053.00	0.21	1.07	Class I	5.00	1,000.00	1,023.75	0.21	1.05

[1]	For the six months ended July 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Asset Allocation Funds 2019 Semi-Annual Report	9

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2019 and held for the six months ended July 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.21%	$1,000.00	$1,052.10	0.46%	$2.34	Class A	5.00%	$1,000.00	$1,022.51	0.46%	$2.31
Class C	4.77	1,000.00	1,047.70	1.20	6.09	Class C	5.00	1,000.00	1,018.84	1.20	6.01
Class R	5.07	1,000.00	1,050.70	0.80	4.07	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	5.33	1,000.00	1,053.30	0.16	0.81	Class I	5.00	1,000.00	1,024.00	0.16	0.80

[1]	For the six months ended July 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

10	QS Asset Allocation Funds 2019 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2019 and held for the six months ended July 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.24%	$1,000.00	$1,052.40	0.47%	$2.39	Class A	5.00%	$1,000.00	$1,022.46	0.47%	$2.36
Class C	4.85	1,000.00	1,048.50	1.24	6.30	Class C	5.00	1,000.00	1,018.65	1.24	6.21
Class R	5.07	1,000.00	1,050.70	0.80	4.07	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	5.34	1,000.00	1,053.40	0.25	1.27	Class I	5.00	1,000.00	1,023.55	0.25	1.25

[1]	For the six months ended July 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Asset Allocation Funds 2019 Semi-Annual Report	11

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2019 and held for the six months ended July 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	5.05%	$1,000.00	$1,050.50	0.56%	$2.85	Class A	5.00%	$1,000.00	$1,022.02	0.56%	$2.81
Class C	4.61	1,000.00	1,046.10	1.30	6.60	Class C	5.00	1,000.00	1,018.35	1.30	6.51
Class C1	4.69	1,000.00	1,046.90	1.12	5.68	Class C1	5.00	1,000.00	1,019.24	1.12	5.61
Class R	4.86	1,000.00	1,048.60	0.80	4.06	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	5.14	1,000.00	1,051.40	0.25	1.27	Class I	5.00	1,000.00	1,023.55	0.25	1.25

[1]	For the six months ended July 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

12	QS Asset Allocation Funds 2019 Semi-Annual Report

Schedules of investments (unaudited)

July 31, 2019

QS Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		1,409,764	$14,746,133
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		5,270,151	104,454,394
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		2,936,552	34,710,040
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		1,434,553	16,511,705
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		580,846	6,540,326
ClearBridge Small Cap Fund, Class IS Shares		747,223	45,834,662
Martin Currie Emerging Markets Fund, Class IS Shares		4,803,889	58,415,291
QS Global Market Neutral Fund, Class IS Shares		1,649,062	15,913,451
QS International Equity Fund, Class IS Shares		2,560,143	39,221,396
QS Strategic Real Return Fund, Class IS Shares		3,880,589	43,656,625
QS U.S. Small Capitalization Equity Fund, Class IS Shares		2,095,575	24,224,849
RARE Global Infrastructure Value Fund, Class IS Shares		861,073	9,807,620
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		103,253	21,366,224
ClearBridge Appreciation Fund, Class IS Shares		1,848,330	48,001,139
ClearBridge International Value Fund, Class IS Shares		1,905,309	17,814,641
ClearBridge Large Cap Growth Fund, Class IS Shares		957,014	51,410,785
ClearBridge Mid Cap Fund, Class IS Shares		938,916	36,589,554
ClearBridge Small Cap Growth Fund, Class IS Shares		145,847	5,882,013
QS Global Dividend Fund, Class IS Shares		5,215,705	66,082,987
QS U.S. Large Cap Equity Fund, Class IS Shares		1,714,608	30,845,794
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		27,699	329,335
Western Asset High Yield Fund, Class IS Shares		2,377,691	19,187,964
Western Asset Macro Opportunities Fund, Class IS Shares		1,244,466	14,323,799
Total Investments in Underlying Funds before Short-Term Investments (Cost — $601,905,361)			725,870,727

	Rate
Short-Term Investments — 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $3,645,960)	2.269%	3,645,960	3,645,960
Total Investments — 100.1% (Cost — $605,551,321)			729,516,687
Liabilities in Excess of Other Assets — (0.1)%			(847,766)
Total Net Assets — 100.0%			$728,668,921

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Semi-Annual Report	13

Schedules of investments (unaudited) (cont’d)

July 31, 2019

QS Moderate Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		902,870	$9,444,025
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		3,159,426	62,619,818
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		1,433,699	16,946,318
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		916,718	10,551,423
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		845,518	9,520,533
ClearBridge Small Cap Fund, Class IS Shares		319,067	19,571,568
Martin Currie Emerging Markets Fund, Class IS Shares		2,379,792	28,938,271
QS Global Market Neutral Fund, Class IS Shares		1,044,244	10,076,954
QS International Equity Fund, Class IS Shares		926,245	14,190,069
QS Strategic Real Return Fund, Class IS Shares		2,469,924	27,786,651
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,173,576	13,566,534
RARE Global Infrastructure Value Fund, Class IS Shares		543,025	6,185,059
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		60,474	12,513,809
ClearBridge Appreciation Fund, Class IS Shares		1,023,886	26,590,328
ClearBridge International Value Fund, Class IS Shares		713,356	6,669,879
ClearBridge Large Cap Growth Fund, Class IS Shares		585,053	31,429,036
ClearBridge Mid Cap Fund, Class IS Shares		285,076	11,109,400
ClearBridge Small Cap Growth Fund, Class IS Shares		211,504	8,529,961
QS Global Dividend Fund, Class IS Shares		3,294,113	41,736,410
QS U.S. Large Cap Equity Fund, Class IS Shares		988,907	17,790,432
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		931,446	12,034,279
Western Asset Core Plus Bond Fund, Class IS Shares		2,455,089	29,191,012
Western Asset High Yield Fund, Class IS Shares		2,944,209	23,759,765
Western Asset Macro Opportunities Fund, Class IS Shares		796,473	9,167,410
Total Investments in Underlying Funds before Short-Term Investments (Cost — $390,248,272)			459,918,944
	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,999,129)	2.269%	1,999,129	1,999,129
Total Investments — 100.1% (Cost — $392,247,401)			461,918,073
Liabilities in Excess of Other Assets — (0.1)%			(538,705)
Total Net Assets — 100.0%			$461,379,368

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

14	QS Asset Allocation Funds 2019 Semi-Annual Report

QS Conservative Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		581,729	$6,084,890
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		1,011,228	20,042,534
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		601,566	7,110,508
BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares		811,124	8,305,911
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		582,586	6,705,571
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		575,926	6,484,925
ClearBridge Small Cap Fund, Class IS Shares		115,997	7,115,239
Martin Currie Emerging Markets Fund, Class IS Shares		873,770	10,625,045
QS Global Market Neutral Fund, Class IS Shares		650,411	6,276,463
QS International Equity Fund, Class IS Shares		8,442	129,330
QS Strategic Real Return Fund, Class IS Shares		1,546,272	17,395,556
QS U.S. Small Capitalization Equity Fund, Class IS Shares		680,587	7,867,590
RARE Global Infrastructure Value Fund, Class IS Shares		337,511	3,844,247
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		27,078	5,603,222
ClearBridge Appreciation Fund, Class IS Shares		736,313	19,122,052
ClearBridge International Value Fund, Class IS Shares		13,229	123,691
ClearBridge Large Cap Growth Fund, Class IS Shares		314,531	16,896,608
ClearBridge Mid Cap Fund, Class IS Shares		142,217	5,542,186
ClearBridge Small Cap Growth Fund, Class IS Shares		132,861	5,358,295
QS Global Dividend Fund, Class IS Shares		2,061,076	26,113,838
QS U.S. Large Cap Equity Fund, Class IS Shares		661,190	11,894,814
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,205,548	28,495,680
Western Asset Core Plus Bond Fund, Class IS Shares		3,384,366	40,240,107
Western Asset High Yield Fund, Class IS Shares		2,001,542	16,152,446
Western Asset Macro Opportunities Fund, Class IS Shares		502,620	5,785,154
Total Investments in Underlying Funds before Short-Term Investments (Cost — $248,675,745)			289,315,902
	Rate
Short-Term Investments — 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,442,068)	2.269%	1,442,068	1,442,068
Total Investments — 100.1% (Cost — $250,117,813)			290,757,970
Liabilities in Excess of Other Assets — (0.1)%			(222,091)
Total Net Assets — 100.0%			$290,535,879

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Semi-Annual Report	15

Schedules of investments (unaudited) (cont’d)

July 31, 2019

QS Defensive Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		249,882	$2,613,760
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		68,662	1,360,883
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		115,400	1,364,032
BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares		953,516	9,763,998
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		248,976	2,865,718
Martin Currie Emerging Markets Fund, Class IS Shares		119,404	1,451,954
QS Global Market Neutral Fund, Class IS Shares		274,048	2,644,560
QS International Equity Fund, Class IS Shares		5,323	81,551
QS Strategic Real Return Fund, Class IS Shares		675,126	7,595,170
QS U.S. Small Capitalization Equity Fund, Class IS Shares		135,650	1,568,117
RARE Global Infrastructure Value Fund, Class IS Shares		144,572	1,646,677
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		260,011	6,752,475
ClearBridge International Value Fund, Class IS Shares		7,466	69,809
ClearBridge Large Cap Growth Fund, Class IS Shares		73,741	3,961,358
ClearBridge Small Cap Growth Fund, Class IS Shares		34,834	1,404,832
QS Global Dividend Fund, Class IS Shares		698,897	8,855,025
QS U.S. Large Cap Equity Fund, Class IS Shares		257,582	4,633,902
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,000,046	25,840,596
Western Asset Core Plus Bond Fund, Class IS Shares		2,372,554	28,209,668
Western Asset High Yield Fund, Class IS Shares		1,046,390	8,444,370
Western Asset Macro Opportunities Fund, Class IS Shares		215,919	2,485,228
Total Investments in Underlying Funds before Short-Term Investments (Cost — $109,442,080)			123,613,683
	Rate
Short-Term Investments — 0.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $586,943)	2.269%	586,943	586,943
Total Investments — 100.1% (Cost — $110,029,023)			124,200,626
Liabilities in Excess of Other Assets — (0.1)%			(93,544)
Total Net Assets — 100.0%			$124,107,082

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

16	QS Asset Allocation Funds 2019 Semi-Annual Report

Statements of assets and liabilities (unaudited)

July 31, 2019

	QS Growth Fund	QS Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$601,905,361	$390,248,272
Short-term investments, at cost	3,645,960	1,999,129
Investments in affiliated Underlying Funds, at value	$725,870,727	$459,918,944
Short-term investments, at value	3,645,960	1,999,129
Receivable for Fund shares sold	120,031	74,199
Distributions receivable from affiliated Underlying Funds	90,922	230,467
Interest receivable	4,868	2,875
Receivable from investment manager	29	29
Prepaid expenses	50,633	48,753
Total Assets	729,783,170	462,274,396

Liabilities:
Payable for Fund shares repurchased	509,079	359,519
Service and/or distribution fees payable	160,945	102,953
Payable for investments in affiliated Underlying Funds	90,922	230,467
Trustees’ fees payable	2,062	1,575
Accrued expenses	351,241	200,514
Total Liabilities	1,114,249	895,028
Total Net Assets	$728,668,921	$461,379,368

Net Assets:
Par value (Note 7)	$475	$300
Paid-in capital in excess of par value	632,020,570	402,347,259
Total distributable earnings (loss)	96,647,876	59,031,809
Total Net Assets	$728,668,921	$461,379,368

Net Assets:
Class A	$720,480,924	$451,424,407
Class C	$6,636,692	$6,454,157
Class R	$78,009	$120,159
Class I	$1,473,296	$3,380,645

Shares Outstanding:
Class A	46,909,418	29,403,704
Class C	467,272	412,646
Class R	5,116	7,933
Class I	96,265	222,110

Net Asset Value:
Class A (and redemption price)	$15.36	$15.35
Class C*	$14.20	$15.64
Class R (and redemption price)	$15.25	$15.15
Class I (and redemption price)	$15.30	$15.22
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$16.30	$16.29

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Semi-Annual Report	17

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2019

	QS Conservative Growth Fund	QS Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$248,675,745	$109,442,080
Short-term investments, at cost	1,442,068	586,943
Investments in affiliated Underlying Funds, at value	$289,315,902	$123,613,683
Short-term investments, at value	1,442,068	586,943
Distributions receivable from affiliated Underlying Funds	271,596	191,663
Receivable for Fund shares sold	56,673	74,683
Interest receivable	2,116	1,067
Receivable from investment manager	—	140
Prepaid expenses	48,392	54,092
Total Assets	291,136,747	124,522,271

Liabilities:
Payable for investments in affiliated Underlying Funds	271,596	191,663
Payable for Fund shares repurchased	117,746	118,341
Service and/or distribution fees payable	66,588	27,405
Trustees’ fees payable	1,008	400
Payable to investment manager	327	—
Accrued expenses	143,603	77,380
Total Liabilities	600,868	415,189
Total Net Assets	$290,535,879	$124,107,082

Net Assets:
Par value (Note 7)	$209	$95
Paid-in capital in excess of par value	256,792,171	114,627,328
Total distributable earnings (loss)	33,743,499	9,479,659
Total Net Assets	$290,535,879	$124,107,082

Net Assets:
Class A	$281,351,180	$120,528,983
Class C	$7,212,375	$1,391,808
Class C1	—	$763,961
Class R	$53,631	$67,722
Class I	$1,918,693	$1,354,608

Shares Outstanding:
Class A	20,251,324	9,224,596
Class C	495,943	107,046
Class C1	—	57,018
Class R	3,852	5,188
Class I	138,222	103,901

Net Asset Value:
Class A (and redemption price)	$13.89	$13.07
Class C*	$14.54	$13.00
Class C1*	—	$13.40
Class R (and redemption price)	$13.92	$13.05
Class I (and redemption price)	$13.88	$13.04
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$14.74	$13.65

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

18	QS Asset Allocation Funds 2019 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended July 31, 2019

	QS Growth Fund	QS Moderate Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$ 2,117,468	$ 2,526,818
Interest	26,692	20,971
Total Investment Income	2,144,160	2,547,789

Expenses:
Service and/or distribution fees (Notes 2 and 5)	942,114	610,836
Transfer agent fees (Note 5)	659,626	352,489
Registration fees	48,871	47,324
Shareholder reports	24,177	15,324
Trustees’ fees	23,516	14,945
Fund accounting fees	19,800	18,412
Audit and tax fees	16,106	15,660
Legal fees	11,949	11,991
Insurance	5,016	3,298
Custody fees	839	810
Interest expense	—	258
Miscellaneous expenses	2,541	2,108
Total Expenses	1,754,555	1,093,455
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(175)	(159)
Net Expenses	1,754,380	1,093,296
Net Investment Income	389,780	1,454,493

Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	4,207,199	3,116,997
Capital gain distributions from affiliated Underlying Funds	395,990	217,346
Net Realized Gain	4,603,189	3,334,343
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	31,681,358	18,557,369
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	36,284,547	21,891,712
Increase in Net Assets From Operations	$36,674,327	$23,346,205

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Semi-Annual Report	19

Statements of operations (unaudited) (cont’d)

For the Six Months Ended July 31, 2019

	QS Conservative Growth Fund	QS Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$ 2,512,571	$1,502,229
Interest	15,599	9,140
Total Investment Income	2,528,170	1,511,369

Expenses:
Service and/or distribution fees (Notes 2 and 5)	393,512	159,777
Transfer agent fees (Note 5)	203,079	81,822
Registration fees	46,889	51,681
Fund accounting fees	17,488	16,585
Audit and tax fees	15,363	15,047
Legal fees	12,003	12,170
Shareholder reports	10,288	4,539
Trustees’ fees	9,343	3,955
Insurance	2,383	1,232
Interest expense	956	311
Custody fees	844	823
Miscellaneous expenses	2,020	2,263
Total Expenses	714,168	350,205
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(178)	(625)
Net Expenses	713,990	349,580
Net Investment Income	1,814,180	1,161,789

Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	773,369	10,681
Capital gain distributions from affiliated Underlying Funds	129,809	31,244
Net Realized Gain	903,178	41,925
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	12,038,555	4,775,017
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	12,941,733	4,816,942
Increase in Net Assets From Operations	$14,755,913	$5,978,731

See Notes to Financial Statements.

20	QS Asset Allocation Funds 2019 Semi-Annual Report

Statements of changes in net assets

QS Growth Fund

For the Six Months Ended July 31, 2019 (unaudited) and the Year Ended January 31, 2019	July 31	January 31

Operations:
Net investment income	$ 389,780	$ 9,870,740
Net realized gain	4,603,189	43,251,524
Change in net unrealized appreciation (depreciation)	31,681,358	(105,635,397)
Increase (Decrease) in Net Assets From Operations	36,674,327	(52,513,133)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(32,684,827)	(41,581,288)
Decrease in Net Assets From Distributions to Shareholders	(32,684,827)	(41,581,288)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	23,916,071	41,467,347
Reinvestment of distributions	32,614,383	41,487,899
Cost of shares repurchased	(48,043,678)	(89,685,747)
Increase (Decrease) in Net Assets From Fund Share Transactions	8,486,776	(6,730,501)
Increase (Decrease) in Net Assets	12,476,276	(100,824,922)

Net Assets:
Beginning of period	716,192,645	817,017,567
End of period	$728,668,921	$716,192,645

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Semi-Annual Report	21

Statements of changes in net assets (cont’d)

QS Moderate Growth Fund

For the Six Months Ended July 31, 2019 (unaudited) and the Year Ended January 31, 2019	July 31	January 31

Operations:
Net investment income	$ 1,454,493	$ 8,358,213
Net realized gain	3,334,343	24,845,443
Change in net unrealized appreciation (depreciation)	18,557,369	(57,291,846)
Increase (Decrease) in Net Assets From Operations	23,346,205	(24,088,190)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(17,772,543)	(27,507,885)
Decrease in Net Assets From Distributions to Shareholders	(17,772,543)	(27,507,885)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	23,530,334	30,755,326
Reinvestment of distributions	17,710,788	27,408,631
Cost of shares repurchased	(42,093,282)	(65,850,945)
Decrease in Net Assets From Fund Share Transactions	(852,160)	(7,686,988)
Increase (Decrease) in Net Assets	4,721,502	(59,283,063)

Net Assets:
Beginning of period	456,657,866	515,940,929
End of period	$461,379,368	$456,657,866

See Notes to Financial Statements.

22	QS Asset Allocation Funds 2019 Semi-Annual Report

QS Conservative Growth Fund

For the Six Months Ended July 31, 2019 (unaudited) and the Year Ended January 31, 2019	July 31	January 31

Operations:
Net investment income	$ 1,814,180	$ 6,337,720
Net realized gain	903,178	13,867,993
Change in net unrealized appreciation (depreciation)	12,038,555	(28,421,205)
Increase (Decrease) in Net Assets From Operations	14,755,913	(8,215,492)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(11,476,322)	(16,934,968)
Decrease in Net Assets From Distributions to Shareholders	(11,476,322)	(16,934,968)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	17,329,153	28,855,337
Reinvestment of distributions	11,412,218	16,841,253
Cost of shares repurchased	(26,174,458)	(59,204,039)
Increase (Decrease) in Net Assets From Fund Share Transactions	2,566,913	(13,507,449)
Increase (Decrease) in Net Assets	5,846,504	(38,657,909)

Net Assets:
Beginning of period	284,689,375	323,347,284
End of period	$290,535,879	$284,689,375

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Semi-Annual Report	23

Statements of changes in net assets (cont’d)

QS Defensive Growth Fund

For the Six Months Ended July 31, 2019 (unaudited) and the Year Ended January 31, 2019	July 31	January 31

Operations:
Net investment income	$ 1,161,789	$ 3,183,813
Net realized gain	41,925	2,626,546
Change in net unrealized appreciation (depreciation)	4,775,017	(7,510,394)
Increase (Decrease) in Net Assets From Operations	5,978,731	(1,700,035)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,103,692)	(5,550,675)
Decrease in Net Assets From Distributions to Shareholders	(3,103,692)	(5,550,675)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,107,294	12,035,364
Reinvestment of distributions	3,088,065	5,522,324
Cost of shares repurchased	(9,298,272)	(23,709,647)
Decrease in Net Assets From Fund Share Transactions	(102,913)	(6,151,959)
Increase (Decrease) in Net Assets	2,772,126	(13,402,669)

Net Assets:
Beginning of period	121,334,956	134,737,625
End of period	$124,107,082	$121,334,956

See Notes to Financial Statements.

24	QS Asset Allocation Funds 2019 Semi-Annual Report

Financial highlights

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2019[2]		2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.28		$17.34	$16.31	$14.60	$17.23	$17.22

Income (loss) from operations:
Net investment income	0.01		0.21	0.16	0.16	0.13	0.12
Net realized and unrealized gain (loss)	0.78		(1.37)	2.92	2.23	(0.98)	0.60
Total income (loss) from operations	0.79		(1.16)	3.08	2.39	(0.85)	0.72

Less distributions from:
Net investment income	(0.00)	[3]	(0.29)	(0.20)	(0.16)	(0.15)	(0.19)
Net realized gains	(0.71)		(0.61)	(1.85)	(0.52)	(1.63)	(0.52)
Total distributions	(0.71)		(0.90)	(2.05)	(0.68)	(1.78)	(0.71)

Net asset value, end of period	$15.36		$15.28	$17.34	$16.31	$14.60	$17.23
Total return[4]	5.21%		(6.53)%	19.69%	16.68%	(5.82)%	4.11%

Net assets, end of period (millions)	$720		$700	$796	$703	$608	$664

Ratios to average net assets:
Gross expenses[5]	0.48%[6]		0.47%	0.48%	0.54%	0.54%	0.55%
Net expenses[5,7]	0.48	[6,8]	0.47	0.48 [8]	0.54	0.54	0.55
Net investment income	0.12	[6]	1.33	0.91	1.03	0.76	0.69

Portfolio turnover rate	12%		15%	40%[9]	20%	44%[9]	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Semi-Annual Report	25

Financial highlights (cont’d)

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2019[2]		2019	2018	2017	2016	2015

Net asset value, beginning of period	$14.24		$16.20	$15.36	$13.80	$16.38	$16.44

Income (loss) from operations:
Net investment income (loss)	(0.04)		0.09	0.03	0.04	0.01	0.02
Net realized and unrealized gain (loss)	0.71		(1.26)	2.75	2.10	(0.92)	0.56
Total income (loss) from operations	0.67		(1.17)	2.78	2.14	(0.91)	0.58

Less distributions from:
Net investment income	(0.00)	[3]	(0.18)	(0.09)	(0.06)	(0.04)	(0.12)
Net realized gains	(0.71)		(0.61)	(1.85)	(0.52)	(1.63)	(0.52)
Total distributions	(0.71)		(0.79)	(1.94)	(0.58)	(1.67)	(0.64)

Net asset value, end of period	$14.20		$14.24	$16.20	$15.36	$13.80	$16.38
Total return[4]	4.75%		(7.11)%	18.90%	15.81%	(6.43)%	3.45%

Net assets, end of period (000s)	$6,637		$14,674	$19,018	$19,662	$20,526	$24,222

Ratios to average net assets:
Gross expenses[5]	1.20%[6]		1.15%	1.18%	1.22%	1.24%	1.22%
Net expenses[5,7]	1.20	[6]	1.15	1.18 [8]	1.22	1.24	1.22
Net investment income (loss)	(0.60)	[6]	0.61	0.16	0.26	0.04	0.15

Portfolio turnover rate	12%		15%	40%[9]	20%	44%[9]	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

26	QS Asset Allocation Funds 2019 Semi-Annual Report

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2019[2]		2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$15.20		$17.23	$16.21	$14.55	$17.20	$18.17

Income (loss) from operations:
Net investment income (loss)	(0.02)		0.18	0.08	0.20	0.10	0.11
Net realized and unrealized gain (loss)	0.78		(1.37)	2.92	2.14	(1.00)	(0.36)
Total income (loss) from operations	0.76		(1.19)	3.00	2.34	(0.90)	(0.25)

Less distributions from:
Net investment income	(0.00)	[4]	(0.23)	(0.13)	(0.16)	(0.12)	(0.20)
Net realized gains	(0.71)		(0.61)	(1.85)	(0.52)	(1.63)	(0.52)
Total distributions	(0.71)		(0.84)	(1.98)	(0.68)	(1.75)	(0.72)

Net asset value, end of period	$15.25		$15.20	$17.23	$16.21	$14.55	$17.20
Total return[5]	5.04%		(6.81)%	19.29%	16.39%	(6.07)%	(1.46)%

Net assets, end of period (000s)	$78		$71	$56	$46	$18	$10

Ratios to average net assets:
Gross expenses[6]	1.29%[7]		1.37%	1.44%	1.46%	1.21%	0.75%[7]
Net expenses[6,8]	0.80	[7,9]	0.80 [9]	0.80 [9]	0.80 [9]	0.80 [9]	0.75 [7]
Net investment income (loss)	(0.21)	[7]	1.13	0.44	1.27	0.59	0.92 [7]

Portfolio turnover rate	12%		15%	40%[10]	20%	44%[10]	29%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[11]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Semi-Annual Report	27

Financial highlights (cont’d)

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2019[2]		2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.21		$17.27	$16.25	$14.54	$17.18	$17.17

Income (loss) from operations:
Net investment income	0.03		0.27	0.20	0.21	0.19	0.25
Net realized and unrealized gain (loss)	0.77		(1.38)	2.92	2.23	(0.99)	0.53
Total income (loss) from operations	0.80		(1.11)	3.12	2.44	(0.80)	0.78

Less distributions from:
Net investment income	(0.00)	[3]	(0.34)	(0.25)	(0.21)	(0.21)	(0.25)
Net realized gains	(0.71)		(0.61)	(1.85)	(0.52)	(1.63)	(0.52)
Total distributions	(0.71)		(0.95)	(2.10)	(0.73)	(1.84)	(0.77)

Net asset value, end of period	$15.30		$15.21	$17.27	$16.25	$14.54	$17.18
Total return[4]	5.30%		(6.24)%	20.00%	17.06%	(5.55)%	4.43%

Net assets, end of period (000s)	$1,473		$1,733	$1,526	$1,336	$1,571	$2,259

Ratios to average net assets:
Gross expenses[5]	0.21%[6]		0.18%	0.21%	0.22%	0.20%	0.28%
Net expenses[5,7]	0.21	[6]	0.18	0.21	0.22	0.20	0.28
Net investment income	0.36	[6]	1.71	1.18	1.35	1.09	1.40

Portfolio turnover rate	12%		15%	40%[8]	20%	44%[8]	29%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

28	QS Asset Allocation Funds 2019 Semi-Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.17	$16.93	$16.01	$14.59	$16.77	$16.29

Income (loss) from operations:
Net investment income	0.05	0.28	0.22	0.22	0.19	0.20
Net realized and unrealized gain (loss)	0.74	(1.11)	2.53	1.92	(0.91)	0.55
Total income (loss) from operations	0.79	(0.83)	2.75	2.14	(0.72)	0.75

Less distributions from:
Net investment income	(0.01)	(0.34)	(0.25)	(0.24)	(0.21)	(0.27)
Net realized gains	(0.60)	(0.59)	(1.58)	(0.48)	(1.25)	—
Total distributions	(0.61)	(0.93)	(1.83)	(0.72)	(1.46)	(0.27)

Net asset value, end of period	$15.35	$15.17	$16.93	$16.01	$14.59	$16.77
Total return[3]	5.21%	(4.70)%	17.71%	14.88%	(4.78)%	4.55%

Net assets, end of period (millions)	$451	$438	$489	$443	$396	$435

Ratios to average net assets:
Gross expenses[4]	0.46%[5]	0.46%	0.46%	0.52%	0.50%	0.51%
Net expenses[4,6]	0.46 [5]	0.46	0.46 [7]	0.52	0.50	0.51
Net investment income	0.65 [5]	1.77	1.28	1.41	1.15	1.16

Portfolio turnover rate	12%	15%	42%[8]	21%	47%[8]	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Semi-Annual Report	29

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.51	$17.25	$16.28	$14.82	$17.01	$16.54

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.16	0.09	0.10	0.07	0.10
Net realized and unrealized gain (loss)	0.75	(1.09)	2.58	1.95	(0.93)	0.54
Total income (loss) from operations	0.74	(0.93)	2.67	2.05	(0.86)	0.64

Less distributions from:
Net investment income	(0.01)	(0.22)	(0.12)	(0.11)	(0.08)	(0.17)
Net realized gains	(0.60)	(0.59)	(1.58)	(0.48)	(1.25)	—
Total distributions	(0.61)	(0.81)	(1.70)	(0.59)	(1.33)	(0.17)

Net asset value, end of period	$15.64	$15.51	$17.25	$16.28	$14.82	$17.01
Total return[3]	4.77%	(5.29)%	16.92%	14.06%	(5.47)%	3.83%

Net assets, end of period (000s)	$6,454	$15,563	$20,674	$21,749	$22,737	$26,416

Ratios to average net assets:
Gross expenses[4]	1.20%[5]	1.14%	1.17%	1.21%	1.21%	1.20%
Net expenses[4,6]	1.20 [5,7]	1.14 [7]	1.17 [7]	1.21	1.21	1.20
Net investment income (loss)	(0.08) [5]	0.99	0.53	0.63	0.43	0.55

Portfolio turnover rate	12%	15%	42%[8]	21%	47%[8]	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

30	QS Asset Allocation Funds 2019 Semi-Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2019[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$15.00	$16.73	$15.87	$14.52	$16.74	$17.16

Income (loss) from operations:
Net investment income	0.02	0.24	0.19	0.25	0.19	0.15
Net realized and unrealized gain (loss)	0.74	(1.10)	2.47	1.82	(0.97)	(0.30)
Total income (loss) from operations	0.76	(0.86)	2.66	2.07	(0.78)	(0.15)

Less distributions from:
Net investment income	(0.01)	(0.28)	(0.22)	(0.24)	(0.19)	(0.27)
Net realized gains	(0.60)	(0.59)	(1.58)	(0.48)	(1.25)	—
Total distributions	(0.61)	(0.87)	(1.80)	(0.72)	(1.44)	(0.27)

Net asset value, end of period	$15.15	$15.00	$16.73	$15.87	$14.52	$16.74
Total return[4]	5.07%	(4.97)%	17.29%	14.51%	(5.13)%	(0.89)%

Net assets, end of period (000s)	$120	$107	$96	$57	$14	$10

Ratios to average net assets:
Gross expenses[5]	1.05%[6]	1.13%	1.24%	1.38%	1.47%	0.75%[6]
Net expenses[5,7]	0.80 [6,8]	0.80 [8]	0.80 [8]	0.80 [8]	0.80 [8]	0.75 [6]
Net investment income	0.32 [6]	1.53	1.15	1.64	1.15	1.27 [6]

Portfolio turnover rate	12%	15%	42%[9]	21%	47%[9]	27%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Semi-Annual Report	31

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.03	$16.78	$15.88	$14.47	$16.66	$16.19

Income (loss) from operations:
Net investment income	0.07	0.34	0.26	0.27	0.24	0.34
Net realized and unrealized gain (loss)	0.73	(1.11)	2.51	1.91	(0.92)	0.46
Total income (loss) from operations	0.80	(0.77)	2.77	2.18	(0.68)	0.80

Less distributions from:
Net investment income	(0.01)	(0.39)	(0.29)	(0.29)	(0.26)	(0.33)
Net realized gains	(0.60)	(0.59)	(1.58)	(0.48)	(1.25)	—
Total distributions	(0.61)	(0.98)	(1.87)	(0.77)	(1.51)	(0.33)

Net asset value, end of period	$15.22	$15.03	$16.78	$15.88	$14.47	$16.66
Total return[3]	5.33%	(4.38)%	18.03%	15.30%	(4.59)%	4.86%

Net assets, end of period (000s)	$3,381	$2,861	$6,225	$5,615	$4,946	$5,503

Ratios to average net assets:
Gross expenses[4]	0.16%[5]	0.18%	0.17%	0.19%	0.22%	0.21%
Net expenses[4,6]	0.16 [5]	0.18	0.17	0.19	0.22	0.21
Net investment income	0.94 [5]	2.14	1.57	1.78	1.44	2.02

Portfolio turnover rate	12%	15%	42%[7]	21%	47%[7]	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

32	QS Asset Allocation Funds 2019 Semi-Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.74	$14.94	$14.25	$13.21	$14.70	$14.35

Income (loss) from operations:
Net investment income	0.09	0.30	0.23	0.25	0.24	0.26
Net realized and unrealized gain (loss)	0.62	(0.68)	1.71	1.37	(0.76)	0.39
Total income (loss) from operations	0.71	(0.38)	1.94	1.62	(0.52)	0.65

Less distributions from:
Net investment income	(0.09)	(0.35)	(0.27)	(0.28)	(0.26)	(0.30)
Net realized gains	(0.47)	(0.47)	(0.98)	(0.30)	(0.71)	—
Total distributions	(0.56)	(0.82)	(1.25)	(0.58)	(0.97)	(0.30)

Net asset value, end of period	$13.89	$13.74	$14.94	$14.25	$13.21	$14.70
Total return[3]	5.24%	(2.39)%	13.97%	12.38%	(3.80)%	4.51%

Net assets, end of period (millions)	$281	$271	$297	$281	$255	$278

Ratios to average net assets:
Gross expenses[4]	0.47%[5]	0.47%	0.47%	0.50%	0.49%	0.49%
Net expenses[4,6]	0.47 [5]	0.47	0.47 [7]	0.50	0.49	0.49
Net investment income	1.29 [5]	2.14	1.55	1.83	1.63	1.75

Portfolio turnover rate	11%	12%	37%[8]	20%	52%[8]	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Semi-Annual Report	33

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$14.35	$15.55	$14.77	$13.68	$15.18	$14.81

Income (loss) from operations:
Net investment income	0.04	0.19	0.13	0.15	0.13	0.17
Net realized and unrealized gain (loss)	0.65	(0.70)	1.77	1.42	(0.78)	0.39
Total income (loss) from operations	0.69	(0.51)	1.90	1.57	(0.65)	0.56

Less distributions from:
Net investment income	(0.03)	(0.22)	(0.14)	(0.18)	(0.14)	(0.19)
Net realized gains	(0.47)	(0.47)	(0.98)	(0.30)	(0.71)	—
Total distributions	(0.50)	(0.69)	(1.12)	(0.48)	(0.85)	(0.19)

Net asset value, end of period	$14.54	$14.35	$15.55	$14.77	$13.68	$15.18
Total return[3]	4.85%	(3.11)%	13.18%	11.52%	(4.47)%	3.76%

Net assets, end of period (000s)	$7,212	$12,191	$18,315	$17,495	$18,507	$20,864

Ratios to average net assets:
Gross expenses[4]	1.24%[5]	1.20%	1.19%	1.23%	1.23%	1.22%
Net expenses[4,6]	1.24 [5]	1.20	1.19 [7]	1.23	1.23	1.22
Net investment income	0.53 [5]	1.29	0.85	1.03	0.88	1.09

Portfolio turnover rate	11%	12%	37%[8]	20%	52%[8]	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

34	QS Asset Allocation Funds 2019 Semi-Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2019[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$13.77	$14.90	$14.21	$13.19	$14.68	$14.97

Income (loss) from operations:
Net investment income	0.07	0.21	0.17	0.24	0.21	0.17
Net realized and unrealized gain (loss)	0.62	(0.63)	1.71	1.33	(0.76)	(0.22)
Total income (loss) from operations	0.69	(0.42)	1.88	1.57	(0.55)	(0.05)

Less distributions from:
Net investment income	(0.07)	(0.24)	(0.21)	(0.25)	(0.23)	(0.24)
Net realized gains	(0.47)	(0.47)	(0.98)	(0.30)	(0.71)	—
Total distributions	(0.54)	(0.71)	(1.19)	(0.55)	(0.94)	(0.24)

Net asset value, end of period	$13.92	$13.77	$14.90	$14.21	$13.19	$14.68
Total return[4]	5.07%	(2.67)%	13.58%	11.99%	(4.00)%	(0.36)%

Net assets, end of period (000s)	$54	$48	$74	$73	$42	$10

Ratios to average net assets:
Gross expenses[5]	1.28%[6]	1.30%	1.21%	1.22%	0.96%	0.77%[6]
Net expenses[5,7,8]	0.80 [6]	0.80	0.80	0.80	0.80	0.77 [6]
Net investment income	0.96 [6]	1.48	1.16	1.70	1.43	1.72 [6]

Portfolio turnover rate	11%	12%	37%[9]	20%	52%[9]	23%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Semi-Annual Report	35

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2019	2018	2017	2016	2015[3]	2009

Net asset value, beginning of period	$13.73	$14.93	$14.24	$13.20	$14.69	$15.16	$12.11

Income (loss) from operations:
Net investment income	0.10	0.32	0.27	0.29	0.27	0.31	0.43	[4]
Net realized and unrealized gain (loss)	0.63	(0.67)	1.70	1.37	(0.76)	(0.54)	(3.60)
Total income (loss) from operations	0.73	(0.35)	1.97	1.66	(0.49)	(0.23)	(3.17)

Less distributions from:
Net investment income	(0.11)	(0.38)	(0.30)	(0.32)	(0.29)	(0.24)	(0.38)
Net realized gains	(0.47)	(0.47)	(0.98)	(0.30)	(0.71)	—	(0.36)
Total distributions	(0.58)	(0.85)	(1.28)	(0.62)	(1.00)	(0.24)	(0.74)

Net asset value, end of period	$13.88	$13.73	$14.93	$14.24	$13.20	$14.69	$8.20
Total return[5]	5.34%	(2.15)%	14.25%	12.61%	(3.49)%	(1.53)%	(27.43)%

Net assets, end of period (000s)	$1,919	$1,721	$7,751	$7,431	$6,737	$7,413	$589

Ratios to average net assets:
Gross expenses[6]	0.26%[7]	0.24%	0.22%	0.23%	0.27%	0.07%[7]	0.10%
Net expenses[6,8]	0.25 [7,9]	0.24	0.22	0.23	0.25 [9]	0.07 [7]	0.10	[9]
Net investment income	1.49 [7]	2.24	1.80	2.10	1.87	4.09 [7]	4.16	[4]

Portfolio turnover rate	11%	12%	37%[10]	20%	52%[10]	23%[11]	32%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]	For the period July 25, 2014 (re-inception date) to January 31, 2015. Class I Shares had previously liquidated on July 28, 2009 and resumed operations on July 25, 2014 upon shareholder investment.

[4]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[11]	For the year ended January 31, 2015.

See Notes to Financial Statements.

36	QS Asset Allocation Funds 2019 Semi-Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.76	$13.50	$13.34	$12.58	$13.26	$12.98

Income (loss) from operations:
Net investment income	0.12	0.33	0.28	0.30	0.28	0.32
Net realized and unrealized gain (loss)	0.52	(0.49)	1.04	0.91	(0.67)	0.30
Total income (loss) from operations	0.64	(0.16)	1.32	1.21	(0.39)	0.62

Less distributions from:
Net investment income	(0.13)	(0.35)	(0.32)	(0.32)	(0.29)	(0.34)
Net realized gains	(0.20)	(0.23)	(0.84)	(0.13)	—	—
Total distributions	(0.33)	(0.58)	(1.16)	(0.45)	(0.29)	(0.34)

Net asset value, end of period	$13.07	$12.76	$13.50	$13.34	$12.58	$13.26
Total return[3]	5.05%	(1.11)%	10.09%	9.58%	(2.91)%	4.81%

Net assets, end of period (millions)	$121	$116	$126	$125	$118	$130

Ratios to average net assets:
Gross expenses[4]	0.56%[5]	0.56%	0.53%	0.54%	0.54%	0.52%
Net expenses[4,6]	0.56 [5]	0.56	0.53 [7]	0.54	0.54	0.52
Net investment income	1.92 [5]	2.54	2.01	2.30	2.09	2.37

Portfolio turnover rate	4%	9%	38%[8]	18%	53%[8]	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerages, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Semi-Annual Report	37

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.70	$13.43	$13.26	$12.52	$13.19	$12.91

Income (loss) from operations:
Net investment income	0.08	0.22	0.17	0.23	0.19	0.21
Net realized and unrealized gain (loss)	0.50	(0.48)	1.04	0.88	(0.65)	0.30
Total income (loss) from operations	0.58	(0.26)	1.21	1.11	(0.46)	0.51

Less distributions from:
Net investment income	(0.08)	(0.24)	(0.20)	(0.24)	(0.21)	(0.23)
Net realized gains	(0.20)	(0.23)	(0.84)	(0.13)	—	—
Total distributions	(0.28)	(0.47)	(1.04)	(0.37)	(0.21)	(0.23)

Net asset value, end of period	$13.00	$12.70	$13.43	$13.26	$12.52	$13.19
Total return[3]	4.61%	(1.85)%	9.31%	8.89%	(3.54)%	3.92%

Net assets, end of period (000s)	$1,392	$1,694	$2,814	$4,539	$3,133	$2,949

Ratios to average net assets:
Gross expenses[4]	1.30%[5]	1.28%	1.27%	1.23%	1.22%	1.33%
Net expenses[4,6]	1.30 [5]	1.28	1.27	1.23	1.22	1.33
Net investment income	1.18 [5]	1.67	1.25	1.77	1.46	1.56

Portfolio turnover rate	4%	9%	38%[7]	18%	53%[7]	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

38	QS Asset Allocation Funds 2019 Semi-Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C1 Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.07	$13.81	$13.60	$12.83	$13.50	$13.21

Income (loss) from operations:
Net investment income	0.09	0.25	0.21	0.23	0.21	0.25
Net realized and unrealized gain (loss)	0.52	(0.48)	1.08	0.92	(0.66)	0.31
Total income (loss) from operations	0.61	(0.23)	1.29	1.15	(0.45)	0.56

Less distributions from:
Net investment income	(0.08)	(0.28)	(0.24)	(0.25)	(0.22)	(0.27)
Net realized gains	(0.20)	(0.23)	(0.84)	(0.13)	—	—
Total distributions	(0.28)	(0.51)	(1.08)	(0.38)	(0.22)	(0.27)

Net asset value, end of period	$13.40	$13.07	$13.81	$13.60	$12.83	$13.50
Total return[3]	4.69%	(1.53)%	9.60%	9.00%	(3.35)%	4.21%

Net assets, end of period (000s)	$764	$2,005	$2,937	$3,363	$3,937	$4,927

Ratios to average net assets:
Gross expenses[4]	1.12%[5]	1.03%	1.01%	1.04%	1.04%	1.06%
Net expenses[4,6]	1.12 [5]	1.03	1.01 [7]	1.04	1.04	1.06
Net investment income	1.32 [5]	1.91	1.50	1.74	1.58	1.86

Portfolio turnover rate	4%	9%	38%[8]	18%	53%[8]	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Semi-Annual Report	39

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2019[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$12.75	$13.47	$13.30	$12.56	$13.24	$13.50

Income (loss) from operations:
Net investment income	0.11	0.30	0.24	0.29	0.25	0.20
Net realized and unrealized gain (loss)	0.50	(0.50)	1.05	0.88	(0.67)	(0.19)
Total income (loss) from operations	0.61	(0.20)	1.29	1.17	(0.42)	0.01

Less distributions from:
Net investment income	(0.11)	(0.29)	(0.28)	(0.30)	(0.26)	(0.27)
Net realized gains	(0.20)	(0.23)	(0.84)	(0.13)	—	—
Total distributions	(0.31)	(0.52)	(1.12)	(0.43)	(0.26)	(0.27)

Net asset value, end of period	$13.05	$12.75	$13.47	$13.30	$12.56	$13.24
Total return[4]	4.86%	(1.39)%	9.82%	9.33%	(3.12)%	0.05%

Net assets, end of period (000s)	$68	$60	$57	$42	$18	$17

Ratios to average net assets:
Gross expenses[5]	1.32%[6]	1.39%	1.51%	1.60%	1.50%	0.78%[6]
Net expenses[5,7]	0.80 [6,8]	0.80 [8]	0.80 [8]	0.80 [8]	0.80 [8]	0.78 [6]
Net investment income	1.68 [6]	2.34	1.77	2.21	1.93	2.25 [6]

Portfolio turnover rate	4%	9%	38%[9]	18%	53%[9]	25%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

40	QS Asset Allocation Funds 2019 Semi-Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$12.74	$13.47	$13.31	$12.56	$13.23	$12.97

Income (loss) from operations:
Net investment income	0.14	0.36	0.32	0.34	0.31	0.40
Net realized and unrealized gain (loss)	0.51	(0.48)	1.04	0.90	(0.65)	0.23
Total income (loss) from operations	0.65	(0.12)	1.36	1.24	(0.34)	0.63

Less distributions from:
Net investment income	(0.15)	(0.38)	(0.36)	(0.36)	(0.33)	(0.37)
Net realized gains	(0.20)	(0.23)	(0.84)	(0.13)	—	—
Total distributions	(0.35)	(0.61)	(1.20)	(0.49)	(0.33)	(0.37)

Net asset value, end of period	$13.04	$12.74	$13.47	$13.31	$12.56	$13.23
Total return[3]	5.14%	(0.74)%	10.43%	9.92%	(2.62)%	4.89%

Net assets, end of period (000s)	$1,355	$1,263	$3,065	$2,374	$2,233	$2,388

Ratios to average net assets:
Gross expenses[4]	0.32%[5]	0.32%	0.29%	0.29%	0.34%	0.30%
Net expenses[4,6]	0.25 [5,7]	0.25 [7]	0.25 [7]	0.25 [7]	0.25 [7]	0.30
Net investment income	2.24 [5]	2.80	2.34	2.58	2.37	2.97

Portfolio turnover rate	4%	9%	38%[8]	18%	53%[8]	25%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2019 Semi-Annual Report	41

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds and exchange-traded funds (“ETFs”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

42	QS Asset Allocation Funds 2019 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$725,870,727	—	—	$725,870,727
Short-Term Investments†	3,645,960	—	—	3,645,960
Total Investments	$729,516,687	—	—	$729,516,687

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$459,918,944	—	—	$459,918,944
Short-Term Investments†	1,999,129	—	—	1,999,129
Total Investments	$461,918,073	—	—	$461,918,073

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$289,315,902	—	—	$289,315,902
Short-Term Investments†	1,442,068	—	—	1,442,068
Total Investments	$290,757,970	—	—	$290,757,970

†	See Schedule of Investments for additional detailed categorizations.

QS Asset Allocation Funds 2019 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

Defensive Growth Fund	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$123,613,683	—	—	$123,613,683
Short-Term Investments†	586,943	—	—	586,943
Total Investments	$124,200,626	—	—	$124,200,626

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2019, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

44	QS Asset Allocation Funds 2019 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and QS Investors, LLC (“QS Investors”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Under the investment management agreements, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class A, Class C, Class R and Class I shares of Growth Fund, Moderate Growth Fund and Conservative Growth Fund did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class A, Class C, Class C1, Class R and Class I shares of Defensive Growth Fund did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended July 31, 2019, fees waived and/or reimbursed were as follows:

Growth Fund	$175
Moderate Growth Fund	159
Conservative Growth Fund	178
Defensive Growth Fund	625

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

The Funds indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and/or administration fees ranged from 0.45% to 1.15% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.75% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A	Class C
Growth Fund	$100,385	$892	$84
Moderate Growth Fund	74,122	244	200
Conservative Growth Fund	62,547	145	120
Defensive Growth Fund	11,008	18	—

QS Asset Allocation Funds 2019 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$87,008,520	$111,970,000
Moderate Growth Fund	53,136,474	70,620,000
Conservative Growth Fund	30,773,036	38,495,000
Defensive Growth Fund	4,566,188	6,665,000

At July 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$605,551,321	$135,200,481	$(11,235,115)	$123,965,366

Moderate Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$392,247,401	$76,841,842	$(7,171,170)	$69,670,672

Conservative Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$250,117,813	$45,793,754	$(5,153,597)	$40,640,157

Defensive Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$110,029,023	$16,640,388	$(2,468,785)	$14,171,603

4. Derivative instruments and hedging activities

During the six months ended July 31, 2019, the Funds did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees

Growth Fund
Class A	$885,960	†	$649,362
Class C	55,977		8,755
Class R	177		263
Class I	—		1,246
Total	$942,114		$659,626

†	Amounts shown are exclusive of expense reimbursements. For the six months ended July 31, 2019, the service and/or distribution fees reimbursed amounted to $3 for Class A shares.

46	QS Asset Allocation Funds 2019 Semi-Annual Report

	Service and/or Distribution Fees		Transfer Agent Fees

Moderate Growth Fund
Class A	$554,119		$342,750
Class C	56,435	†	7,833
Class R	282		280
Class I	—		1,626
Total	$610,836		$352,489

†	Amounts shown are exclusive of expense reimbursements. For the six months ended July 31, 2019, the service and/or distribution fees reimbursed amounted to $18 for Class C shares.

	Service and/or Distribution Fees	Transfer Agent Fees

Conservative Growth Fund
Class A	$343,738	$193,372
Class C	49,648	7,849
Class R	126	177
Class I	—	1,681
Total	$393,512	$203,079

	Service and/or Distribution Fees	Transfer Agent Fees

Defensive Growth Fund
Class A	$146,926	$78,026
Class C	7,737	928
Class C1	4,955	1,732
Class R	159	205
Class I	—	931
Total	$159,777	$81,822

For the six months ended July 31, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Growth Fund
Class A	$3
Class C	—
Class R	172
Class I	—
Total	$175

Waivers/Expense Reimbursements

Moderate Growth Fund
Class A	—
Class C	$18
Class R	141
Class I	—
Total	$159

QS Asset Allocation Funds 2019 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

Waivers/Expense Reimbursements

Conservative Growth Fund
Class A	—
Class C	—
Class R	$121
Class I	57
Total	$178

Waivers/Expense Reimbursements

Defensive Growth Fund
Class A	—
Class C	—
Class C1	—
Class R	$166
Class I	459
Total	$625

6. Distributions to shareholders by class

	Six Months Ended July 31, 2019	Year Ended January 31, 2019

Growth Fund

Net Investment Income:
Class A	$147,796	$13,166,479
Class C	1,928	192,276
Class R	15	1,000
Class I	311	40,296
Total	$150,050	$13,400,051

Net Realized Gains:
Class A	$32,046,100	$27,447,504
Class C	417,894	662,525
Class R	3,273	2,527
Class I	67,510	68,681
Total	$32,534,777	$28,181,237

	Six Months Ended July 31, 2019	Year Ended January 31, 2019

Moderate Growth Fund

Net Investment Income:
Class A	$389,887	$9,668,655
Class C	6,866	225,164
Class R	103	1,864
Class I	3,189	154,328
Total	$400,045	$10,050,011

48	QS Asset Allocation Funds 2019 Semi-Annual Report

	Six Months Ended July 31, 2019	Year Ended January 31, 2019

Moderate Growth Fund (cont’d)

Net Realized Gains:
Class A	$16,931,367	$16,582,895
Class C	298,135	644,450
Class R	4,482	3,906
Class I	138,514	226,623
Total	$17,372,498	$17,457,874

	Six Months Ended July 31, 2019	Year Ended January 31, 2019

Conservative Growth Fund

Net Investment Income:
Class A	$1,818,559	$6,738,141
Class C	21,174	190,299
Class R	258	816
Class I	14,267	178,553
Total	$1,854,258	$7,107,809

Net Realized Gains:
Class A	$9,290,211	$9,190,183
Class C	258,399	417,124
Class R	1,745	1,360
Class I	71,709	218,492
Total	$9,622,064	$9,827,159

	Six Months Ended July 31, 2019	Year Ended January 31, 2019

Defensive Growth Fund

Net Investment Income:
Class A	$1,164,838	$3,155,973
Class C	9,649	36,576
Class C1	8,913	47,895
Class R	561	1,300
Class I	15,044	76,277
Total	$1,199,005	$3,318,021

Net Realized Gains:
Class A	$1,847,223	$2,107,313
Class C	22,426	36,576
Class C1	13,195	41,557
Class R	1,021	1,074
Class I	20,822	46,134
Total	$1,904,687	$2,232,654

7. Shares of beneficial interest

At July 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

QS Asset Allocation Funds 2019 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount
Growth Fund
Class A
Shares sold	1,435,226	$22,558,153	2,319,968	$37,431,658
Shares issued on reinvestment	2,095,753	32,130,815	2,675,279	40,525,978
Shares repurchased	(2,400,382)	(37,625,399)	(5,144,766)	(82,978,258)
Net increase (decrease)	1,130,597	$17,063,569	(149,519)	$(5,020,622)

Class C
Shares sold	30,807	$451,440	126,975	$1,917,555
Shares issued on reinvestment	29,155	413,693	59,782	851,697
Shares repurchased	(623,479)	(9,172,796)	(329,882)	(4,914,452)
Net decrease	(563,517)	$(8,307,663)	(143,125)	$(2,145,200)

Class R
Shares sold	959	$14,840	2,026	$32,520
Shares issued on reinvestment	216	3,288	234	3,527
Shares repurchased	(760)	(11,764)	(815)	(13,334)
Net increase	415	$6,364	1,445	$22,713

Class I
Shares sold	57,224	$891,638	132,638	$2,085,614
Shares issued on reinvestment	4,361	66,587	7,120	106,697
Shares repurchased	(79,222)	(1,233,719)	(114,222)	(1,779,703)
Net increase (decrease)	(17,637)	$(275,494)	25,536	$412,608

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount

Moderate Growth Fund
Class A
Shares sold	1,423,330	$22,231,777	1,754,039	$27,928,047
Shares issued on reinvestment	1,127,269	17,267,517	1,753,804	26,161,522
Shares repurchased	(2,021,205)	(31,372,768)	(3,521,620)	(55,985,976)
Net increase (decrease)	529,394	$8,126,526	(13,777)	$(1,896,407)

Class C
Shares sold	18,051	$286,185	63,316	$1,037,701
Shares issued on reinvestment	19,434	303,491	56,404	866,303
Shares repurchased	(628,505)	(10,077,057)	(314,716)	(5,072,604)
Net decrease	(591,020)	$(9,487,381)	(194,996)	$(3,168,600)

Class R
Shares sold	518	$7,944	3,496	$54,596
Shares issued on reinvestment	303	4,585	390	5,770
Shares repurchased	(25)	(387)	(2,472)	(39,588)
Net increase	796	$12,142	1,414	$20,778

Class I
Shares sold	64,705	$1,004,428	110,323	$1,734,982
Shares issued on reinvestment	8,907	135,195	25,447	375,036
Shares repurchased	(41,875)	(643,070)	(316,414)	(4,752,777)
Net increase (decrease)	31,737	$496,553	(180,644)	$(2,642,759)

50	QS Asset Allocation Funds 2019 Semi-Annual Report

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount

Conservative Growth Fund
Class A
Shares sold	1,175,777	$16,528,750	1,735,413	$24,710,983
Shares issued on reinvestment	797,362	11,053,773	1,166,341	15,846,902
Shares repurchased	(1,424,609)	(19,986,463)	(3,091,678)	(43,766,299)
Net increase (decrease)	548,530	$7,596,060	(189,924)	$(3,208,414)

Class C
Shares sold	7,198	$105,379	90,702	$1,353,916
Shares issued on reinvestment	18,632	270,497	42,149	595,782
Shares repurchased	(379,338)	(5,594,514)	(461,197)	(6,906,533)
Net decrease	(353,508)	$(5,218,638)	(328,346)	$(4,956,835)

Class R
Shares sold	239	$3,354	1,442	$20,479
Shares issued on reinvestment	144	2,003	161	2,176
Shares repurchased	(14)	(197)	(3,053)	(44,421)
Net increase (decrease)	369	$5,160	(1,450)	$(21,766)

Class I
Shares sold	49,146	$691,670	197,443	$2,769,959
Shares issued on reinvestment	6,205	85,945	29,089	396,393
Shares repurchased	(42,474)	(593,284)	(620,301)	(8,486,786)
Net increase (decrease)	12,877	$184,331	(393,769)	$(5,320,434)

	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount

Defensive Growth Fund
Class A
Shares sold	463,993	$6,035,770	889,587	$11,540,119
Shares issued on reinvestment	229,943	2,996,441	414,016	5,234,935
Shares repurchased	(582,299)	(7,571,142)	(1,511,124)	(19,531,293)
Net increase (decrease)	111,637	$1,461,069	(207,521)	$(2,756,239)

Class C
Shares sold	868	$11,131	4,987	$63,275
Shares issued on reinvestment	2,470	32,068	5,818	73,152
Shares repurchased	(29,684)	(385,255)	(86,996)	(1,122,498)
Net decrease	(26,346)	$(342,056)	(76,191)	$(986,071)

Class C1
Shares sold	990	$13,123	4,909	$64,902
Shares issued on reinvestment	1,655	22,108	6,912	89,452
Shares repurchased	(99,009)	(1,324,915)	(71,182)	(942,863)
Net decrease	(96,364)	$(1,289,684)	(59,361)	$(788,509)

Class R
Shares sold	369	$4,779	860	$11,121
Shares issued on reinvestment	122	1,582	188	2,374
Shares repurchased	(12)	(158)	(590)	(7,676)
Net increase	479	$6,203	458	$5,819

Class I
Shares sold	3,286	$42,491	27,972	$355,947
Shares issued on reinvestment	2,759	35,866	9,688	122,411
Shares repurchased	(1,294)	(16,802)	(166,002)	(2,105,317)
Net increase (decrease)	4,751	$61,555	(128,342)	$(1,626,959)

QS Asset Allocation Funds 2019 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through subadvisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2019. The following transactions were effected in shares of such Underlying Funds for the six months ended July 31, 2019.

	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2019
Growth Fund		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$14,286,596	$1,320,906	128,312	$1,159,987	111,004	$13	$215,906	—	$298,618	$14,746,133
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	80,871,428	18,500,000	974,121	1,502,999	80,129	47,001	—	—	6,585,965	104,454,394
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	27,238,584	5,960,000	526,852	731,256	64,286	18,744	—	—	2,242,712	34,710,040
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	16,304,754	1,255,000	108,432	949,020	74,631	(94,020)	—	—	(99,029)	16,511,705
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	6,470,311	490,571	43,840	415,243	33,568	(40,243)	25,571	—	(5,313)	6,540,326
Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	36,465,251	7,785,000	130,179	1,015,867	17,245	34,133	—	—	2,600,278	45,834,662
Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	63,403,206	—	—	7,391,950	592,128	(401,950)	—	—	2,404,035	58,415,291

52	QS Asset Allocation Funds 2019 Semi-Annual Report

	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2019
Growth Fund (cont’d)		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	$15,711,791	$1,060,000	107,179	—	—	—	—	—	$(858,340)	$15,913,451
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	83,212,443	—	—	$40,599,621	2,917,964	$4,185,379	—	—	(3,391,426)	39,221,396
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	42,929,715	—	—	1,192,145	90,708	(187,145)	—	—	1,919,055	43,656,625
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	19,766,801	4,769,525	405,531	368,483	27,315	(43,483)	—	$289,525	57,006	24,224,849
Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	10,330,033	167,095	14,384	1,119,034	94,115	(59,034)	$167,095	—	429,526	9,807,620
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	17,687,535	3,415,000	16,948	484,857	2,350	5,143	—	—	748,546	21,366,224
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	37,009,088	7,480,000	314,773	2,004,195	84,680	100,805	—	—	5,516,246	48,001,139
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	37,505,672	—	—	19,383,281	1,933,552	(588,281)	—	—	(307,750)	17,814,641
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	41,361,731	6,275,000	125,278	2,013,799	41,058	96,201	—	—	5,787,853	51,410,785
Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	29,130,865	5,002,975	136,677	1,054,184	29,359	35,816	—	22,974	3,509,898	36,589,554

QS Asset Allocation Funds 2019 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2019
Growth Fund (cont’d)		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	$4,508,614	$845,000	22,660	$77,208	2,122	$2,792	—	—	$605,607	$5,882,013
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	64,590,556	1,751,486	137,877	1,661,811	135,292	63,189	$1,021,486	—	1,402,756	66,082,987
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	24,194,734	5,283,490	305,930	612,323	35,784	17,677	—	$83,491	1,979,893	30,845,794
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	23,084,551	165,650	14,375	22,020,767	2,002,794	1,019,233	165,650	—	(900,099)	329,335
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	4,718,097	14,986,822	1,903,337	1,048,780	128,213	(23,780)	521,760	—	536,888	19,187,964
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	14,166,357	495,000	44,595	955,991	86,810	19,009	—	—	618,433	14,323,799
	$714,948,713	$87,008,520		$107,762,801		$4,207,199	$2,117,468	$395,990	$31,681,358	$725,870,727

	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2019
Moderate Growth Fund		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$9,205,427	$692,839	67,284	$644,025	61,629	$975	$137,839	—	$189,784	$9,444,025
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	46,759,339	13,395,000	701,257	1,360,724	72,098	39,276	—	—	3,826,203	62,619,818
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	12,752,217	3,595,000	315,122	449,420	39,663	10,580	—	—	1,048,521	16,946,318

54	QS Asset Allocation Funds 2019 Semi-Annual Report

	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2019
Moderate Growth Fund (cont’d)		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	$10,506,521	$630,000	54,475	$513,785	40,379	$(48,785)	—	—	$(71,313)	$10,551,423
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	9,455,965	587,223	52,489	506,698	40,830	(46,698)	$37,223	—	(15,957)	9,520,533
Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	15,044,100	4,135,000	68,673	665,005	11,288	24,995	—	—	1,057,473	19,571,568
Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	32,262,754	—	—	4,579,276	365,974	(254,276)	—	—	1,254,793	28,938,271
Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	10,067,778	610,000	61,678	57,013	5,440	(2,013)	—	—	(543,811)	10,076,954
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	33,229,560	—	—	16,799,270	1,261,350	2,540,730	—	—	(2,240,221)	14,190,069
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	27,629,350	—	—	1,129,804	85,983	(179,804)	—	—	1,287,105	27,786,651
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	10,762,666	3,192,141	268,945	410,642	30,440	(45,642)	—	$162,141	22,369	13,566,534
Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	6,558,188	105,835	9,110	753,469	63,370	(38,469)	105,834	—	274,505	6,185,059
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	9,704,767	2,510,000	12,268	88,402	437	1,598	—	—	387,444	12,513,809
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	19,878,670	4,845,000	203,057	1,148,081	48,374	56,919	—	—	3,014,739	26,590,328

QS Asset Allocation Funds 2019 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2019
Moderate Growth Fund (cont’d)		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	$15,503,158	—	—	$8,663,215	873,456	$(118,215)	—	—	$(170,064)	$6,669,879
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	24,600,494	$4,605,000	91,279	1,243,444	25,333	56,556	—	—	3,466,986	31,429,036
Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	8,661,762	1,822,017	49,427	420,220	11,618	14,780	—	$7,018	1,045,841	11,109,400
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	6,266,425	1,560,000	41,599	154,940	4,259	5,060	—	—	858,476	8,529,961
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	41,594,869	946,661	74,559	1,665,720	137,578	79,280	$646,661	—	860,600	41,736,410
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	13,569,846	3,533,187	202,967	414,184	24,200	10,816	—	48,187	1,101,583	17,790,432
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	18,499,481	251,874	19,867	7,260,294	576,714	24,706	251,874	—	543,218	12,034,279
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	45,028,392	692,811	59,531	16,760,342	1,537,053	999,658	692,811	—	230,151	29,191,012
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	19,067,725	5,246,886	665,501	1,281,160	156,506	(31,160)	654,576	—	733,624	23,759,765
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	9,125,960	180,000	16,216	533,870	48,622	16,130	—	—	395,320	9,167,410
	$455,735,414	$53,136,474		$67,503,003		$3,116,997	$2,526,818	$217,346	$18,557,369	$459,918,944

Conservative Growth Fund	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2019
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$5,879,831	$286,776	27,736	$199,492	19,090	$508	$86,776	—	$117,775	$6,084,890

56	QS Asset Allocation Funds 2019 Semi-Annual Report

Conservative Growth Fund (cont’d)	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2019
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	$14,216,825	$5,035,000	261,653	$374,979	19,734	$10,021	—	—	$1,165,688	$20,042,534
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	5,088,935	1,740,000	151,358	137,238	12,002	2,762	—	—	418,811	7,110,508
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares	8,459,156	481,317	47,673	723,475	62,638	(78,475)	$106,317	—	88,913	8,305,911
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	6,735,279	260,000	22,569	236,897	18,615	(21,897)	—	—	(52,811)	6,705,571
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	6,561,779	305,778	27,364	373,264	30,078	(33,264)	25,778	—	(9,368)	6,484,925
Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	5,273,940	1,520,000	25,003	43,781	743	1,219	—	—	365,080	7,115,239
Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	11,490,283	—	—	1,299,835	104,126	(69,835)	—	—	434,597	10,625,045
Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	6,373,093	355,000	35,895	114,341	10,910	(4,341)	—	—	(337,289)	6,276,463
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	3,880,323	—	—	3,807,947	247,010	(27,947)	—	—	56,954	129,330
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	17,386,044	—	—	815,443	62,058	(130,443)	—	—	824,955	17,395,556

QS Asset Allocation Funds 2019 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

Conservative Growth Fund (cont’d)	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2019
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	$5,994,667	$1,944,030	162,719	$40,110	2,954	$(5,110)	—	$94,030	$(30,997)	$7,867,590
Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	4,039,948	66,233	5,702	429,563	36,128	(19,563)	$66,233	—	167,629	3,844,247
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	4,047,312	1,415,000	6,889	19,959	97	41	—	—	160,869	5,603,222
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	13,784,198	3,780,000	154,938	524,979	21,345	25,021	—	—	2,082,833	19,122,052
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	3,808,096	—	—	3,870,289	376,545	(170,289)	—	—	185,884	123,691
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	12,869,694	2,885,000	55,953	639,726	12,992	30,274	—	—	1,781,640	16,896,608
Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	4,174,530	1,068,512	28,630	203,172	5,583	6,828	—	3,512	502,316	5,542,186
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	3,741,030	1,115,000	28,886	—	—	—	—	—	502,265	5,358,295
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	25,732,512	579,149	45,616	751,029	61,418	28,971	404,149	—	553,206	26,113,838
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	8,637,581	2,807,267	159,937	248,255	14,424	6,745	—	32,267	698,221	11,894,814
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	34,863,112	514,045	40,489	8,064,446	639,697	10,554	514,045	—	1,182,969	28,495,680
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	49,724,770	827,805	71,021	10,667,800	1,029,430	1,232,200	827,805	—	355,332	40,240,107

58	QS Asset Allocation Funds 2019 Semi-Annual Report

Conservative Growth Fund (cont’d)	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	$15,588,602	$3,667,124	465,095	$3,672,227	454,435	$(32,227)	$481,468	—	$574,603	$16,152,446
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	5,880,058	120,000	10,811	463,384	42,256	11,616	—	—	248,480	5,785,154
	$284,231,598	$30,773,036		$37,721,631		$773,369	$2,512,571	$129,809	$12,038,555	$289,315,902

	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2019
Defensive Growth Fund		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$2,511,760	$82,174	7,945	$30,029	2,874	$(29)	$37,174	—	$49,855	$2,613,760
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	1,083,692	210,000	11,045	19,117	1,024	883	—	—	86,308	1,360,883
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	1,090,870	210,000	18,468	23,990	2,148	1,010	—	—	87,152	1,364,032
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares	9,803,287	473,750	46,867	585,623	50,703	(65,623)	123,750	—	72,584	9,763,998
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	2,872,458	90,000	7,812	71,311	5,611	(6,311)	—	—	(25,429)	2,865,718
Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	1,570,206	—	—	177,311	14,231	(7,311)	—	—	59,059	1,451,954
Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	2,679,180	120,000	12,133	10,567	1,008	(567)	—	—	(144,053)	2,644,560
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	431,786	—	—	374,554	23,103	(19,554)	—	—	24,319	81,551
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	7,528,584	—	—	280,145	21,320	(45,145)	—	—	346,731	7,595,170

QS Asset Allocation Funds 2019 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2019
Defensive Growth Fund (cont’d)		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	$1,383,038	$198,741	16,728	$16,812	1,238	$(1,812)	—	$18,741	$3,150	$1,568,117
Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	1,716,903	27,875	2,400	168,766	14,194	(8,766)	$27,874	—	70,665	1,646,677
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	5,417,676	640,000	25,983	71,081	2,862	3,919	—	—	765,880	6,752,475
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	423,935	—	—	396,825	35,926	(41,825)	—	—	42,699	69,809
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	3,363,535	275,000	5,510	134,119	2,745	10,881	—	—	456,942	3,961,358
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	1,113,488	150,000	3,887	—	—	—	—	—	141,344	1,404,832
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	8,715,945	136,513	10,768	184,810	15,337	10,190	136,513	—	187,377	8,855,025
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	3,947,025	457,503	26,160	79,562	4,221	(4,562)	—	12,503	308,936	4,633,902
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	25,967,440	420,367	33,078	1,559,151	122,126	(14,151)	420,368	—	1,011,940	25,840,596
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	28,543,043	523,119	44,828	1,725,326	165,116	189,674	523,119	—	868,832	28,209,668
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	8,265,460	521,146	65,794	592,845	75,018	7,155	233,431	—	253,324	8,444,370
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	2,500,201	30,000	2,703	152,375	13,869	2,625	—	—	107,402	2,485,228
	$120,929,512	$4,566,188		$6,654,319		$10,681	$1,502,229	$31,244	$4,775,017	$123,613,683

9. Recent accounting pronouncement

The Funds have adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

60	QS Asset Allocation Funds 2019 Semi-Annual Report

QS

Asset Allocation Funds

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01185 9/19 SR19-3698

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 23, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	September 23, 2019